UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File number 811-22164

Congressional Effect Fund
 (Exact name of registrant as specified in charter)

420 Lexington Avenue     Suite 601    New York, NY  10170

(Address of principal executive offices)        (Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA 19090

(Name and address of agent for service)

Registrant's telephone number, including area code: 888.553.4233

Date of fiscal year end: December 31st

Date of reporting period: 05/23/2008 (inception date) to 06/30/2008

ITEM 1. PROXY VOTING RECORD:

The registrant did not hold any voting securities during the period and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Congressional Effect Fund

By:    /s/ Eric T. Singer
       Eric T. Singer, President

Date  August 19, 2008